Other Payables and Accrued Liabilities	6 Months Ended
Apr. 30, 2025
Other Payables and Accrued Liabilities [Abstract]
Other payables and accrued liabilities
12.	Other payables and accrued liabilities

Other payables and accrued liabilities consist of the following:

	April 30, 2025	October 31, 2024
Salary and welfare payable	$58,115	$46,080
Other tax payable	-	39,976
Equity transfer payment	759,058	767,197
Other payables and accrued liabilities	115,296	13,996
Total	$932,469	$867,249

On September 10, 2021, Haodingduo Shanghai entered into a share purchase agreement with the former sole shareholder of Zhumadian (the “Former Shareholder”) (collectively, the “Parties”) for the purchase of 95% of the total equity interest of Zhumadian (the “Acquisition”) for a consideration of RMB 1. On October 25, 2021, the Parties entered into a supplementary agreement (“Supplementary Agreement 1”) with the Former Shareholder in which the purchase consideration was revised to RMB 5,466,280 (approximately $856,000). The Parties have further agreed in Supplementary Agreement 1 that the consideration will be paid within 3 years from the date of Supplementary Agreement 1. On October 15, 2024, the Parties had further entered another supplementary agreement (“Supplementary Agreement 2”) to extend the repayment period by an additional 2 years from the date of Supplementary Agreement 2. The carrying amount of the unpaid consideration as of April 30, 2025 and October 31, 2024 for the Acquisition is presented as “Equity transfer payment” in the table above.

Other payables and accrued liabilities consist of mainly employees out-of-pocket expenses and employees advances approximately $90,000 for business related expenses.